Equity - Summary of Transactions on the Executive Share Award Plans (Detail) - Executive Share Award Plans [member] pure in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	7.9	7.2	7.6
Granted	2.3	3.6	3.1
Exercised/awarded	(0.7)	(1.3)	(1.6)
Forfeited/expired	(1.7)	(1.6)	(1.9)
Ending balance	7.8	7.9	7.2